Goodwill and Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Goodwill and Other Intangible Assets

Goodwill and other intangible assets as of December 31, 2017 and 2018 are as follows:

	2017					2018
	Acquisition cost		Accumulated amortization and impairment loss	Government grants	Book value	Acquisition cost	Accumulated amortization and impairment loss	Government grants	Book value
	(in millions of Won)
Goodwill	￦	1,604,288	(254,450)	—	1,349,838	1,603,308	(478,159)	—	1,125,149
Intellectual property rights		3,140,159	(690,966)	—	2,449,193	3,300,638	(901,113)	—	2,399,525
Premium in rental		139,873	(21,563)	—	118,310	158,338	(23,545)	—	134,793
Development expense		397,129	(316,892)	(19)	80,218	445,752	(346,589)	—	99,163
Port facilities usage rights		705,692	(396,319)	—	309,373	724,375	(419,294)	—	305,081
Exploration and evaluation assets		296,320	(90,376)	—	205,944	285,845	(93,715)	—	192,130
Customer relationships		857,624	(390,679)	—	466,945	860,951	(439,178)	—	421,773
Power generation permit		539,405	—	—	539,405	—	—	—	—
Other intangible assets		1,006,219	(573,152)	(24)	433,043	1,115,742	(622,417)	(114)	493,211

	￦	8,686,709	(2,734,397)	(43)	5,952,269	8,494,949	(3,324,010)	(114)	5,170,825

Changes in Carrying Amount of Goodwill and Other Intangible Assets

The changes in carrying amount of goodwill and other intangible assets for the years ended December 31, 2017 and 2018 were as follows:

1) For the year ended December 31, 2017

	Beginning		Acquisitions	Business combination	Disposals	Amortization	Impairment loss	Others (*2)	Ending
	(in millions of Won)
Goodwill	￦	1,375,131	—	—	—	—	(21,750)	(3,543)	1,349,838
Intellectual property rights		2,521,171	167,580	47,625	(450)	(217,932)	(74,524)	5,723	2,449,193
Premium in rental (*1)		119,039	6,006	—	(3,666)	(611)	(1,661)	(797)	118,310
Development expense		117,012	3,479	—	(1,179)	(66,847)	(694)	28,447	80,218
Port facilities usage rights		256,617	—	—	—	(19,912)	—	72,668	309,373
Exploration and evaluation assets		162,268	91,548	—	—	—	(56,519)	8,647	205,944
Customer relationships		514,245	—	—	—	(46,508)	—	(792)	466,945
Power generation permit		539,405	—	—	—	—	—	—	539,405
Other intangible assets		483,841	84,502	—	(1,641)	(57,964)	(11,829)	(63,866)	433,043

	￦	6,088,729	353,115	47,625	(6,936)	(409,774)	(166,977)	46,487	5,952,269

(*1)	Premium in rental includes memberships with indefinite useful lives.

(*2)

Represents assets transferred from construction-in-progress to intangible assets and assets transferred from property, plant and equipment, adjustments of foreign currency translation difference and others.

2) For the year ended December 31, 2018

	Beginning		Acquisitions	Disposals	Amortization	Impairment loss	Others (*3)	Ending
	(in millions of Won)
Goodwill	￦	1,349,838	—	—	—	(223,709)	(980)	1,125,149
Intellectual property rights		2,449,193	334,667	(18,619)	(198,282)	(96,475)	(70,959)	2,399,525
Premium in rental (*1)		118,310	36,196	(15,675)	(330)	(4,218)	510	134,793
Development expense		80,218	4,248	(32)	(37,305)	(411)	52,445	99,163
Port facilities usage rights		309,373	—	—	(22,975)	—	18,683	305,081
Exploration and evaluation assets		205,944	2,654	—	—	(3,339)	(13,129)	192,130
Customer relationships		466,945	—	—	(48,499)	—	3,327	421,773
Power generation permit		539,405	—	—	—	—	(539,405)	—
Other intangible assets		433,043	164,594	(1,644)	(49,190)	(8,844)	(44,748)	493,211

	￦	5,952,269	542,359	(35,970)	(356,581)	(336,996)	(594,256)	5,170,825

(*1)	Premium in rental includes memberships with indefinite useful lives.

(*2)

During the year ended December 31, 2018, the Company disposed of a portion of shares of its subsidiary, POSPower Co., Ltd, which resulted in the Company’s loss of control, and derecognition of corresponding intangible assets.

(*3)

Represents assets transferred from construction-in-progress to intangible assets and assets transferred from property, plant and equipment, adjustments of foreign currency translation difference and others.

Allocation of Goodwill to Individually Operating Entities Which are Determined to be CGUs

For the purpose of impairment testing, goodwill is allocated to individually operating entities which are determined to be CGUs. The goodwill amounts as of December 31, 2017 and 2018 are as follows:

Reportable segments	Total number of CGUs
	2017	2018	CGUs	2017		2018
				(in millions of Won)
Steel	7	7	POSCO VST CO., LTD.	￦	36,955	36,955
			Others		12,494	12,484
Trading	2	2	POSCO DAEWOO Corporation (*1)		1,165,030	1,006,879
			PT. Bio Inti Agrindo		7,099	6,902
			Others		—	16
E&C	2	2	POSCO ENGINEERING & CONSTRUCTION CO., LTD. (*2)		90,426	24,868
			POSCO Center Beijing		157	155
			POSCO ENERGY CO., LTD.		26,471	26,471
Others	5	5	Others		11,206	10,419

	16	16		￦	1,349,838	1,125,149

(*1)

Recoverable amounts of POSCO DAEWOO Corporation are determined based on its value in use. As of December 31, 2018, value in use is estimated by applying a 7.84% discount rate and a 2.0% terminal growth rate after 5 years, based on management’s business plan. The terminal growth rate does not exceed long-term average growth rate of its industry. Impairment loss on goodwill of ￦158,151 million was recognized as of December 31, 2018 as the recoverable amount is less than the carrying amount of the CGU.

Value in use of the CGU was affected by the assumptions such as discount rate and terminal growth used in discount cash flow model. When the discount rate increases by 0.25%, value in use will be decreased by ￦126,343 million or 3.71% and when the terminal growth rate decreases by ￦50,928 million or 0.25%, value in use will be decreased by 1.49%.

(*2)

Recoverable amounts of POSCO ENGINEERING & CONSTRUCTION CO., LTD are determined based on its value in use. As of December 31, 2018, value in use is estimated by applying a 9.1% discount rate within 5 years, the period for the estimated future cash flows, based on management’s business plan and by no applying a terminal growth rate. Impairment loss on goodwill of ￦65,558 million was recognized as of December 31, 2018 as the recoverable amount is less than the carrying amount of the CGU.

Value in use of the CGU was affected by the assumptions such as discount rate and terminal growth used in discount cash flow model. When the discount rate increases by 0.25%, value in use will be decreased by 2.72% and when the terminal growth rate decreases by 0.25%, value in use will be decreased by 1.76%.